Events after the balance sheet date - Additional Informations (Detail) £ in Millions	Feb. 29, 2024 GBP (£)
Extension Of The Share Buy Back Programmer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares authorised for repurchase amount	£ 200